Equity Compensation Plans (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity
A summary of the Company’s stock option activity under its stock option plans during the nine months ended September 30, 2018 is as follows (share amounts in thousands):

	Number of Shares	Weighted Average Exercise Price
Outstanding as of December 31, 2017	369	$17.37
Granted	695	$2.11
Cancelled	(33)	$2.40
Outstanding as of September 30, 2018	1,031	$7.56

A summary of stock option activity during the year ended December 31, 2017 is as follows (share amounts in thousands):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Total Aggregate Intrinsic Value
Outstanding as of December 31, 2016	415	$17.23	7.6	$—
Cancelled	(46)	16.08	—	—
Outstanding as of December 31, 2017	369	$17.37	6.7	$—
Vested and expected to vest as of December 31, 2017	356	$17.61	6.7	$—
Exercisable as of December 31, 2017	293	$18.91	6.4	$—

Schedule of Restricted Stock Units Activity
A summary of restricted stock unit activity during the year ended December 31, 2017 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2016	$115	$5.11
Granted	873	$1.13
Vested	(214)	$1.70
Forfeited	(56)	$1.45
Nonvested as of December 31, 2017	$718	$1.57

Schedule of Valuation Assumptions for Stock Options
The table below presents the weighted average assumptions used by the Company to estimate the fair value of stock option grants using the Black-Scholes option-pricing model, as well as the resulting weighted average fair values at their issuance dates during the nine months ended September 30, 2018. No stock options were granted during the first nine months of 2017.

September 30, 2018
Risk-free interest rate	2.27%-2.29%
Volatility	98.09%-105.01%
Dividend yield	—%
Expected term	5-6.08 years
Forfeiture rate	—%
Weighted average grant date fair value	$1.66

The following table presents the weighted average assumptions used by the Company to estimate the fair value of stock option grants using the Black-Scholes option-pricing model, as well as the resulting weighted average fair values at their issuance dates during the year ended December 31, 2016. No stock options were granted during the year ended December 31, 2017.

2016
Risk-free interest rate	1.36%-1.78%
Volatility	72.35%-80.02%
Dividend yield	—%
Expected term	5.25-6.08 years
Forfeiture rate	11.33%
Weighted average fair value	$7.23

Schedule of Stock-Based Compensation Expense
The following table summarizes the total stock-based compensation expense resulting from share-based awards recorded in the Company’s condensed consolidated statements of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Research and development	$201	$57	$279	$193
General and administrative	228	275	706	710
Total	$429	$332	$985	$903

The following table summarizes the total stock-based compensation expense resulting from share-based awards recorded in the Company’s consolidated statements of operations (in thousands):

	Year Ended December 31,
	2017	2016
Research and development	$227	$534
General and administrative	911	1,213
	$1,138	$1,747